Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2065 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Fidelity Freedom 2065 Fund
Bar Chart Table:
Annual Return 2020	18.05%
Annual Return 2021	16.49%
Annual Return 2022	(18.27%)
Annual Return 2023	20.54%